Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Intangible Assets and Goodwill

7. Intangible Assets and Goodwill

At December 31, 2014 and 2013, the carrying value and accumulated amortization of intangible assets other than goodwill consisted of the following:

	2014		2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete agreements	$338,443	$(257,234)	$325,335	$(240,412)
Technology	113,346	(51,225)	106,510	(44,584)
Licenses and distribution agreements	194,810	(111,754)	223,701	(112,697)
Customer Relationships	239,694	(12,059)	98,000	(650)
Self-developed software	122,944	(59,955)	105,087	(46,097)
Other	355,750	(252,619)	350,475	(264,031)
Construction in progress	32,653	-	39,570	-
	$1,397,640	$(744,846)	$1,248,678	$(708,471)

At December 31, 2014 and 2013 the carrying value of non-amortizable intangible assets other than goodwill consisted of the following:

	2014	2013
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,513	$210,630
Management contracts	7,104	7,039
	$216,617	$217,669

Total Intangible Assets	$869,411	$757,876

The amortization on intangible assets amounted to $98,483, $93,100 and $87,441 for the years ended December 31, 2014, 2013, and 2012, respectively. The table shows the estimated amortization expense of these assets for the following five years.

Amortization Expense
2012	$87,441
2013	$93,100
2014	$98,483

Estimated Amortization Expense
2015	$96,634
2016	$92,633
2017	$87,653
2018	$84,809
2019	$81,943

Goodwill

Changes in the carrying amount of goodwill are mainly a result of acquisitions and the impact of foreign currency translations. During 2014 and 2013, the Company's acquisitions consisted primarily of the purchase of clinics in the normal course of operations and the expansion in Care Coordination. The changes to goodwill in 2014 and 2013 are as follows:

	North		Segment
	America	International	Total	Corporate	Total
Balance as of December 31, 2012	$9,487,013	$1,521,359	$11,008,372	$413,517	$11,421,889
Goodwill acquired, net of divestitures	158,582	99,634	258,216	-	258,216
Reclassifications	-	(3,807)	(3,807)	4,226	419
Foreign Currency Translation Adjustment	52	(23,029)	(22,977)	640	(22,337)
Balance as of December 31, 2013	$9,645,647	$1,594,157	$11,239,804	$418,383	$11,658,187

Goodwill acquired, net of divestitures	1,535,840	174,967	1,710,807	-	1,710,807
Reclassifications	-	-	-	-	-
Foreign Currency Translation Adjustment	(533)	(284,068)	(284,601)	(2,213)	(286,814)
Balance as of December 31, 2014	$11,180,954	$1,485,056	$12,666,010	$416,170	$13,082,180